Capital and Financing Transactions - Additional Information (Detail) $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions					3 Months Ended			6 Months Ended		11 Months Ended
	May 28, 2019 shares	Jan. 28, 2019 CAD ($)	Jan. 18, 2019 CAD ($)	May 29, 2018 shares	Apr. 30, 2019 CAD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2018 CAD ($)	Apr. 30, 2019 CAD ($) $ / shares shares	Apr. 30, 2018 CAD ($)	Apr. 30, 2019 $ / shares shares
Disclosure of objectives, policies and processes for managing capital [line items]
Subordinated debentures purchased for cancellation					$ 14		$ 121	$ 14	$ 233
Common shares purchased for cancellation					$ 289			$ 523	$ 178
NCIB [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum number of shares approved for repurchase | shares				24,000
Shares repurchased and cancelled, shares | shares								7,250		13,230
Shares repurchased and cancelled, per share | $ / shares								$ 72.19		$ 73.84
Common shares purchased for cancellation								$ 523
NCIB [member] | Subsequent Event [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum number of shares approved for repurchase | shares	24,000
Subordinated debenture [member] | Floating interest rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Subordinated debentures purchased for cancellation						$ 12
Non-cumulative preferred shares series 22 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Outstanding preferred shares redeemed at par value		$ 234
Non-cumulative preferred shares series 23 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Outstanding preferred shares redeemed at par value		$ 66
Subordinated debentures non viability contingent capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Subordinated debentures issued or issuable			$ 1,750
Percentage offering of subordinated debentures			3.89%
Subordinated debentures maturity date			Jan. 18, 2029
Debentures quarterly coupon at rate			1.58%
Description of Borrowing			Interest will be payable semi-annually at a rate of 3.89% per annum until January 18, 2024 and thereafter payable quarterly until January 18, 2029 at the 90 day Bankers' Acceptance rate plus 1.58%.